Commitments	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Commitments [Text Block]
21.	Commitments

As at August 31, 2018, pursuant to the subscription agreements entered into for the June and August private placements the Company is required to incur additional CEE of $237,922 by December 31, 2019.